Company's subsidiaries	12 Months Ended
Dec. 31, 2021
Company's subsidiaries
Company's subsidiaries

 2          Company`s subsidiaries

		Zenvia Inc. 2021		Zenvia Mobile. 2020
	Country	Direct	Indirect	Direct	Indirect
Subsidiaries		%	%	%	%
Zenvia Mobile Serviços Digitais S.A.	Brazil	100	-	-	-
MKMB Soluções Tecnológicas Ltda.	Brazil	-	100	100	-
Total Voice Comunicação S.A.	Brazil	-	100	100	-
Rodati Motors Corporation	USA	-	100	100	-
Zenvia México	Mexico	-	100	100	-
Zenvia Voice Ltda (i)	Brazil	-	100	-	-
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS	Brazil	-	100	-	-
Sensedata Tecnologia Ltda.	Brazil	-	100	-	-
Rodati Services S.A.	Argentina	-	100	-	100
Rodati Servicios, S.A. de CV	Mexico	-	100	-	100
Rodati Motors Central de Informações de Veículos Automotores Ltda.	Brazil	-	100	-	100

(i)	On May 15, 2021, Zenvia Voice was incorporated with the purpose of providing voice services.